Note 16 - Leases: Schedule of Disclosure in Tabular Form of Finance Lease Costs (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Disclosure in Tabular Form of Finance Lease Costs
	For the Years Ended December 31,
	2025	2024	2023

Amortization of leased asset	$23,809	$11,951	$-
Interest on lease liabilities	3,901	3,010	-
Total lease expenses	$27,710	$14,961	$-